SHARE-BASED PAYMENT - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENT
Cost of revenue	$ 159	$ 65	$ 290	$ 98	$ 95
Research and development	295	130	349	184	208
Selling and marketing	261	237	524	348	262
General and administrative	413	300	743	305	257
Total	$ 1,128	$ 732	$ 1,906	$ 935	$ 822